UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of August 31, 2017 (Unaudited)

Loomis Sayles Dividend Income Fund

Shares	Description	Value (†)
Common Stocks – 95.6% of Net Assets

	Aerospace & Defense – 2.0%
7,731	United Technologies Corp.	$925,555

	Automobiles – 2.2%
15,373	General Motors Co.	561,730
8,818	Harley-Davidson, Inc.	414,534

		976,264

	Banks – 8.3%
23,968	BB&T Corp.	1,104,685
13,679	JPMorgan Chase & Co.(a)	1,243,284
28,034	Wells Fargo & Co.(b)	1,431,697

		3,779,666

	Beverages – 1.6%
6,311	PepsiCo, Inc.	730,372

	Biotechnology – 2.5%
15,152	AbbVie, Inc.	1,140,946

	Building Products – 2.1%
23,714	Johnson Controls International PLC	938,837

	Chemicals – 2.6%
17,753	Dow Chemical Co. (The)	1,183,238

	Communications Equipment – 2.7%
38,270	Cisco Systems, Inc.	1,232,677

	Containers & Packaging – 1.7%
14,220	International Paper Co.	766,031

	Diversified Telecommunication Services – 2.2%
21,215	Verizon Communications, Inc.(a)	1,017,684

	Electric Utilities – 5.5%
16,077	PG&E Corp.(b)	1,131,499
34,292	PPL Corp.	1,345,618

		2,477,117

	Electrical Equipment – 1.8%
11,524	Eaton Corp. PLC(a)	826,962

	Food Products – 1.1%
4,871	Hershey Co. (The)	511,065

	Health Care Equipment & Supplies – 2.2%
19,778	Abbott Laboratories	1,007,491

	Independent Power & Renewable Electricity Producers – 2.7%
29,903	NextEra Energy Partners LP	1,239,778

Shares	Description	Value (†)
Common Stocks – continued

	Industrial Conglomerates – 2.2%
40,741	General Electric Co.(a)(b)	$1,000,192

	Insurance – 4.1%
14,932	FNF Group	720,320
23,887	MetLife, Inc.	1,118,628

		1,838,948

	Leisure Products – 1.0%
27,250	Mattel, Inc.	441,995

	Media – 0.9%
5,357	Omnicom Group, Inc.	387,740

	Oil, Gas & Consumable Fuels – 7.8%
11,916	Chevron Corp.(a)	1,282,400
18,490	Energy Transfer Partners LP	351,495
22,831	MPLX LP	783,560
19,988	Royal Dutch Shell PLC, B Shares, Sponsored ADR	1,131,920

		3,549,375

	Pharmaceuticals – 9.3%
13,140	Bristol-Myers Squibb Co.	794,707
30,003	GlaxoSmithKline PLC, Sponsored ADR	1,207,021
11,586	Merck & Co., Inc.	739,882
43,157	Pfizer, Inc.(a)(b)	1,463,885

		4,205,495

	Professional Services – 1.5%
16,938	Nielsen Holdings PLC	658,041

	REITs - Diversified – 4.0%
40,855	Outfront Media, Inc.	898,810
17,379	Uniti Group, Inc.	334,720
17,063	Weyerhaeuser Co.	556,424

		1,789,954

	REITs - Hotels – 3.8%
32,536	Park Hotels & Resorts, Inc.	868,386
14,126	Ryman Hospitality Properties, Inc.	839,367

		1,707,753

	Road & Rail – 1.4%
5,394	Norfolk Southern Corp.	650,085

	Semiconductors & Semiconductor Equipment – 2.8%
23,808	QUALCOMM, Inc.	1,244,444

	Software – 2.4%
14,377	Microsoft Corp.	1,074,968

	Technology Hardware, Storage & Peripherals – 3.3%
5,640	Apple, Inc.	924,960
28,591	Diebold Nixdorf, Inc.	584,686

		1,509,646

Shares	Description	Value (†)
Common Stocks – continued

	Tobacco – 5.9%
9,710	Altria Group, Inc.	$615,614
11,366	British American Tobacco PLC, Sponsored ADR	706,056
11,578	Philip Morris International, Inc.(a)	1,353,816

		2,675,486

	Transportation Infrastructure – 1.9%
11,461	Macquarie Infrastructure Corp.	853,615

	Wireless Telecommunication Services – 2.1%
33,186	Vodafone Group PLC, Sponsored ADR	963,390

	Total Common Stocks (Identified Cost $39,836,286)	43,304,810

Preferred Stocks – 2.6%

	Oil, Gas & Consumable Fuels – 1.0%
8,945	Hess Corp., 8.000%	446,803

	Pharmaceuticals – 1.6%
919	Allergan PLC, Series A, 5.500%	752,881

	Total Preferred Stocks (Identified Cost $1,347,388)	1,199,684

Principal Amount
Short-Term Investments – 1.9%
$ 867,954	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2017 at 0.340% to be repurchased at $867,962 on 9/01/2017 collateralized by $890,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $887,429 including accrued interest(c) (Identified Cost $867,954)	867,954

	Total Investments – 100.1% (Identified Cost $42,051,628)	45,372,448
	Other assets less liabilities – (0.1)%	(65,731)

	Net Assets – 100.0%	$45,306,717

Written Options – (0.0%)

Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums Received	Value (†)
Options on Securities – (0.0%)
Omnicom Group, Inc., Put(d)	10/20/2017	67.5000	(3,500)	$(253,330)	$(2,405)	$(2,538)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open option contracts.
(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open option contracts.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
(d)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
REITs	Real Estate Investment Trusts

Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2017, the net unrealized appreciation on investments based on a cost of $42,049,223 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,875,712
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,555,025)

Net unrealized appreciation	$3,320,687

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$43,304,810	$—	$—	$43,304,810
Preferred Stocks*	1,199,684	—	—	1,199,684
Short-Term Investments	—	867,954	—	867,954

Total	$44,504,494	$867,954	$—	$45,372,448

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(2,538)	$—	$—	$(2,538)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options to hedge against a decline in value of an equity security that it owns and may use written put options to offset the cost of options used for hedging purposes. The Fund may also use purchased call options, written call options and written put options for investment purposes. As of August 31, 2017, the Fund engaged in written put options for investment purposes.

The following is a summary of derivative instruments for the Fund, as of August 31, 2017:

Liabilities	Options written at value
Exchange-traded liability derivatives Equity contracts	$(2,538)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of August 31, 2017, is $511,870.

Industry Summary at August 31, 2017 (Unaudited)

Pharmaceuticals	10.9%
Oil, Gas & Consumable Fuels	8.8
Banks	8.3
Tobacco	5.9
Electric Utilities	5.5
Insurance	4.1
REITs - Diversified	4.0
REITs - Hotels	3.8
Technology Hardware, Storage & Peripherals	3.3
Semiconductors & Semiconductor Equipment	2.8
Independent Power & Renewable Electricity Producers	2.7
Communications Equipment	2.7
Chemicals	2.6
Biotechnology	2.5
Software	2.4
Diversified Telecommunication Services	2.2
Health Care Equipment & Supplies	2.2
Industrial Conglomerates	2.2
Automobiles	2.2
Wireless Telecommunication Services	2.1
Building Products	2.1
Aerospace & Defense	2.0
Other Investments, less than 2% each	12.9
Short-Term Investments	1.9

Total Investments	100.1
Other assets less liabilities (including open written options)	(0.1)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2017 (Unaudited)

Loomis Sayles Global Growth Fund

Shares	Description	Value (†)
Common Stocks – 99.5% of Net Assets

	Argentina – 3.8%
2,502	MercadoLibre, Inc.	$646,692

	Brazil – 4.0%
70,116	Ambev S.A., ADR	438,926
34,976	Companhia Brasileira de Meios de Pagamento	249,222

		688,148

	China – 11.1%
6,479	Alibaba Group Holding Ltd., Sponsored ADR(a)	1,112,704
3,405	Baidu, Inc., Sponsored ADR(a)	776,510

		1,889,214

	Denmark – 4.1%
14,602	Novo Nordisk AS, Class B	695,782

	France – 5.7%
7,540	Danone	594,039
3,204	Sodexo S.A.	374,020

		968,059

	Germany – 2.0%
1,547	Adidas AG	347,445

	Italy – 1.1%
52,500	Prada SpA	191,283

	Sweden – 1.4%
23,262	Elekta AB, Class B	241,093

	Switzerland – 7.5%
4,219	Nestle S.A., (Registered)	357,670
5,096	Novartis AG, (Registered)	429,629
1,888	Roche Holding AG	479,685

		1,266,984

	United Kingdom – 6.1%
8,645	Diageo PLC	289,158
20,626	Experian PLC	414,744
5,594	Unilever NV	333,035

		1,036,937

	United States – 52.7%
659	Alphabet, Inc., Class A(a)	629,503
747	Amazon.com, Inc.(a)	732,508
4,417	American Express Co.	380,304
8,766	Coca-Cola Co. (The)	399,291
4,762	Colgate-Palmolive Co.	341,150
1,050	Core Laboratories NV	92,589
5,129	Deere & Co.	594,605
4,484	Expeditors International of Washington, Inc.	251,552

Shares	Description	Value (†)
Common Stocks – continued

	United States – continued
4,206	Facebook, Inc., Class A(a)	$723,306
5,890	Microsoft Corp.	440,395
16,056	Oracle Corp.	808,099
5,008	Procter & Gamble Co. (The)	462,088
7,734	QUALCOMM, Inc.	404,256
6,900	Schlumberger Ltd.	438,219
5,819	SEI Investments Co.	340,179
6,319	Shire PLC	314,288
6,380	Visa, Inc., Class A	660,458
17,343	Yum China Holdings, Inc.(a)	613,248
4,389	Yum! Brands, Inc.	337,163

		8,963,201

	Total Common Stocks (Identified Cost $14,381,128)	16,934,838

Principal Amount
Short-Term Investments – 0.7%

$ 119,681	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2017 at 0.340% to be repurchased at $119,682 on 09/01/2017 collateralized by $125,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $124,971 including accrued interest(b) (Identified Cost $119,681)	119,681

	Total Investments – 100.2% (Identified Cost $14,500,809)	17,054,519
	Other assets less liabilities – (0.2)%	(41,279)

	Net Assets – 100.0%	$17,013,240

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of August 31, 2017, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$5,061,871	29.8%

[1]	Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2017, the net unrealized appreciation on investments based on a cost of $14,500,809 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$2,733,344
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(179,634)

Net unrealized appreciation	$2,553,710

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Denmark	$—	$695,782	$—	$695,782
France	—	968,059	—	968,059
Germany	—	347,445	—	347,445
Italy	—	191,283	—	191,283
Sweden	—	241,093	—	241,093
Switzerland	—	1,266,984	—	1,266,984
United Kingdom	—	1,036,937	—	1,036,937
United States	8,648,913	314,288	—	8,963,201
All Other Common Stocks*	3,224,054	—	—	3,224,054

Total Common Stocks	11,872,967	5,061,871	—	16,934,838

Short-Term Investments	—	119,681	—	119,681

Total	$11,872,967	$5,181,552	$—	$17,054,519

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

A common stock valued at $185,759 was transferred from Level 2 to Level 1 during the period ended August 31, 2017. At November 30, 2016, this security was fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the security. At August 31, 2017, this security was valued at the market price in the foreign market in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at August 31, 2017 (Unaudited)

Internet Software & Services	22.9%
Pharmaceuticals	9.5
Hotels, Restaurants & Leisure	7.8
Software	7.4
Beverages	6.6
Food Products	5.6
IT Services	5.3
Household Products	4.7
Internet & Direct Marketing Retail	4.3
Machinery	3.5
Textiles, Apparel & Luxury Goods	3.1
Energy Equipment & Services	3.1
Professional Services	2.4
Semiconductors & Semiconductor Equipment	2.4
Consumer Finance	2.2
Capital Markets	2.0
Personal Products	2.0
Other Investments, less than 2% each	4.7
Short-Term Investments	0.7

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

Currency Exposure Summary at August 31, 2017 (Unaudited)

United States Dollar	69.1%
Euro	9.7
Swiss Franc	7.5
British Pound	5.9
Danish Krone	4.1
Other, less than 2% each	3.9

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

Principal Amount	Description	Value (†)
Senior Loans – 90.1% of Net Assets

	Aerospace & Defense – 1.5%
$ 12,346,178	Advanced Integration Technology LP, 2017 Term Loan B, 1-month LIBOR + 4.750%, 5.989%, 3/21/2023(a)	$12,099,254
11,070,000	Constellis Holdings LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 5.000%, 6.296%, 4/21/2024(a)	10,973,137
4,353,000	CPI International, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 3.500%, 4.734%, 7/26/2024(a)	4,338,505
5,257,866	Engility Corp., Term Loan B2, 1-month LIBOR + 3.250%, 4.489%, 8/12/2023(a)	5,294,040
11,256,311	MHVC Acquisitiion Corp., 2017 Term Loan, 1-month LIBOR + 5.250%, 6.490%, 4/29/2024(a)	11,397,015

		44,101,951

	Automotive – 5.2%
10,357,576	BBB Industries U.S. Holdings, Inc., 2014 1st Lien Term Loan, 1-month LIBOR + 4.500%, 5.739%, 11/03/2021(a)	10,435,258
11,465,000	Bright Bidco BV, Term Loan B, 3-month LIBOR + 4.500%, 5.796%, 6/30/2024(a)	11,536,656
16,388,554	Capital Automotive LP, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.240%, 3/24/2025(a)	16,552,440
14,054,368	Dayco Products LLC, 2017 Term Loan B, 3-month LIBOR + 5.000%, 6.317%, 5/19/2023(a)	14,089,504
11,200,000	Dragon Merger Sub LLC, USD 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.313%, 7/24/2024(a)	11,265,296
10,084,725	Innovative Xcessories & Services LLC, Term Loan B, 3-month LIBOR + 4.750%, 6.040%, 11/29/2022(a)	10,198,178
9,874,380	K&N Engineering, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 5.989%, 10/19/2023(a)	9,899,066
9,681,732	Sage Automotive Interiors, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 5.000%, 6.236%, 10/27/2022(a)	9,754,345
12,675,605	Solera LLC, USD Term Loan B, 2-month LIBOR + 3.250%, 4.507%, 3/03/2023(a)	12,707,927
4,446,855	Trader Corp., 2017 Term Loan B, 3-month LIBOR + 3.250%, 4.545%, 9/28/2023(a)	4,437,606
14,346,000	Truck Hero, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.231%, 4/21/2024(a)	14,328,067
10,164,607	U.S. Farathane LLC, Reprice Term Loan, 3-month LIBOR + 4.000%, 5.296%, 12/23/2021(a)	10,215,430
13,859,091	Wand Intermediate I LP, 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.554%, 9/19/2022(a)	13,870,594

		149,290,367

	Building Materials – 2.5%
3,744,615	CPG International, Inc., 2017 Term Loan, 3-month LIBOR + 3.750%, 5.046%, 5/03/2024(a)	3,739,934
14,128,000	DiversiTech Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.702%, 6/03/2024(a)	14,110,340
4,074,762	Floor and Decor Outlets of America, Inc., 2017 Term Loan, 1-month LIBOR + 3.500%, 4.740%, 9/30/2023(a)	4,074,762
10,764,738	Interior Logic Group, Inc., 2017 Term Loan B, 3-month LIBOR + 6.000%, 7.210%, 3/01/2024(a)	10,737,826

Principal Amount	Description	Value (†)
Senior Loans – continued

	Building Materials – continued
$ 11,351,540	IPS Corp., 2016 1st Lien Term Loan, 1-month LIBOR + 5.250%, 6.486%, 12/20/2023(a)	$11,379,919
3,575,000	Morsco, Inc., Term Loan B, 10/31/2023(b)	3,606,281
7,988,875	Morsco, Inc., Term Loan B, 1-month LIBOR + 7.000%, 8.239%, 10/31/2023(a)	8,058,778
5,617,204	VC GB Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 3.750%, 4.989%, 2/28/2024(a)	5,638,268
5,607,000	VC GB Holdings, Inc., 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 9.239%, 2/28/2025(a)	5,550,930
5,645,630	Wilsonart LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 4.550%, 12/19/2023(a)	5,646,816

		72,543,854

	Cable Satellite – 0.1%
3,057,263	DigitalGlobe, Inc., 2016 Term Loan B, 1-month LIBOR + 2.750%, 3.989%, 1/15/2024(a)	3,053,441

	Chemicals – 2.6%
4,337,584	Allnex (Luxembourg) & Cy SCA, 2016 USD Term Loan B2, 3-month LIBOR + 3.250%, 4.567%, 9/13/2023(e)	4,343,006
3,267,894	Allnex USA, Inc., USD Term Loan B3, 3-month LIBOR + 3.250%, 4.567%, 9/13/2023(e)	3,271,978
1,254,829	ASP Chromaflo Dutch I BV, Term Loan B2, 1-month LIBOR + 4.000%, 5.239%, 11/18/2023(a)	1,258,757
3,030,000	ASP Chromaflo Intermediate Holdings, Inc., 2016 2nd Lien Term Loan, 1-month LIBOR + 8.000%, 9.239%, 11/14/2024(a)	3,007,275
965,016	ASP Chromaflo Intermediate Holdings, Inc., Term Loan B1, 1-month LIBOR + 4.000%, 5.239%, 11/18/2023(a)	968,036
16,332,409	Avantor Performance Materials Holdings LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.240%, 3/10/2024(a)	16,327,346
7,956,286	Avantor Performance Materials Holdings LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 8.250%, 9.490%, 3/10/2025(a)	7,956,286
2,720,425	DuBois Chemicals, Inc., 2017 1st Lien Term Loan B, 1-month LIBOR + 3.750%, 4.989%, 3/15/2024(a)	2,735,741
194,733	DuBois Chemicals, Inc., 2017 Delayed Draw Term Loan, 1.000%, 3/15/2024(d)	195,830
14,714,573	Methanol Holdings (Trinidad) Ltd., Term Loan B, 1-month LIBOR + 3.500%, 4.739%, 6/30/2022(a)	14,788,146
7,119,270	Nexeo Solutions LLC, 2017 Term Loan B, 3-month LIBOR + 3.750%, 5.058%, 6/09/2023(e)	7,152,659
6,064,999	Plaskolite, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.296%, 11/03/2022(a)	6,080,162
8,063,000	Transcendia, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.239%, 5/30/2024(a)	8,103,315

		76,188,537

	Construction Machinery – 0.4%
6,669,845	Onsite U.S. Finco LLC, Term Loan, 1-month LIBOR + 4.500%, 5.734%, 7/30/2021(a)	5,269,177
5,511,000	Utility One Source LP, Term Loan B, 3-month LIBOR + 5.500%, 6.799%, 4/07/2023(a)	5,610,915

		10,880,092

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Cyclical Services – 6.4%
$ 12,476,226	Access CIG LLC, 1st Lien Term Loan, 1-month LIBOR + 5.000%, 6.236%, 10/18/2021(a)	$12,504,298
2,651,609	Allied Universal Holdco LLC, 2017 Delayed Draw Term Loan, 5.046%, 7/28/2022(d)	2,644,980
5,366,000	ASP MCS Acquisition Corp., Term Loan B, 3-month LIBOR + 4.750%, 6.056%, 5/18/2024(a)	5,439,782
14,098,000	ConvergeOne Holdings Corp., 2017 Term Loan B, 3-month LIBOR + 4.750%, 6.050%, 6/20/2024(a)	14,086,299
16,327,901	DTI Holdco, Inc., 2016 Term Loan B, LIBOR + 5.250%, 6.561%, 9/30/2023(c)	15,593,145
15,681,220	DTZ U.S. Borrower LLC, 2015 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.564%, 11/04/2021(e)	15,706,467
1,128,000	DTZ U.S. Borrower LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.250%, 9.561%, 11/04/2022(a)	1,128,000
13,770	Garda World Security Corp., PRIME + 3.000%, 7.250%, 5/24/2024(a)	13,845
5,480,375	Garda World Security Corp., 2017 Term Loan, 3-month LIBOR + 4.000%, 5.311%, 5/24/2024(a)	5,510,078
14,214,135	Imagine! Print Solutions, Inc., 2017 Term Loan, 3-month LIBOR + 4.750%, 6.050%, 6/21/2022(a)	14,214,135
13,398,408	Mister Car Wash Holdings, Inc., Term Loan B, 2-month LIBOR + 3.750%, 5.026%, 8/20/2021(a)	13,420,784
2,271,000	PSAV Holdings LLC, Term Loan B, 4/27/2024(b)	2,274,792
11,802,000	PSAV Holdings LLC, Term Loan B, LIBOR + 3.500%, 4.788%, 4/27/2024(c)	11,821,709
5,305,000	Sterling Infosystems, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 5.546%, 6/20/2022(a)	5,321,605
4,565,076	STG-Fairway Acquisitions, Inc., 2015 1st Lien Term Loan, 3-month LIBOR + 5.250%, 6.546%, 6/30/2022(a)	4,416,711
10,115,191	TruGreen LP, 2017 Term Loan, 1-month LIBOR + 4.000%, 5.229%, 4/13/2023(a)	10,216,343
2,924,118	TwentyEighty, Inc., PIK Term Loan B, 3-month LIBOR + 1.000%, 2.296%, 3/31/2020(a)(f)(g)(h)(i)	2,046,883
2,078,934	TwentyEighty, Inc., PIK Term Loan C, 0.250%, 3/31/2020(f)(g)(h)(i)	1,455,254
9,921,968	U.S. Security Associates Holdings, Inc., 2016 Term Loan, 3-month LIBOR + 4.000%, 5.296%, 7/14/2023(a)	9,965,426
9,120,641	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.239%, 12/19/2023(a)	9,143,442
1,993	Vestcom Parent Holdings, Inc., 2016 1st Lien Term Loan, PRIME + 3.000%, 7.250%, 12/19/2023(a)	1,998
5,402,223	William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.490%, 5/06/2021(a)	5,423,831
9,854,821	William Morris Endeavor Entertainment LLC, 2nd Lien Term Loan, 1-month LIBOR + 7.250%, 8.489%, 5/06/2022(a)	9,965,687
11,371,640	Xerox Business Services LLC, USD Term Loan B, 1-month LIBOR + 4.000%, 5.239%, 12/07/2023(a)	11,462,613

		183,778,107

	Consumer Products – 5.3%
28,071,740	Advantage Sales & Marketing, Inc., 2014 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 7.796%, 7/25/2022(a)	25,571,671

Principal Amount	Description	Value (†)
Senior Loans – continued

	Consumer Products – continued
$ 7,958,457	Augusta Sportswear Group, Inc., Term Loan B, 1-month LIBOR + 4.500%, 5.739%, 10/26/2023(a)	$7,839,081
3,172,050	Highline Aftermarket Acquisition LLC, Term Loan B, 3-month LIBOR + 4.250%, 5.563%, 3/17/2024(a)	3,187,910
10,678,249	Information Resources, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.250%, 5.486%, 1/18/2024(a)	10,744,989
7,019,000	Inmar Holdings, Inc., 2017 1st Lien Term Loan, 2-month LIBOR + 3.500%, 4.756%, 5/01/2024(a)	7,023,422
10,494,265	Nature’s Bounty Co. (The), 2017 USD Term Loan B, 3-month LIBOR + 3.500%, 4.796%, 5/05/2023(a)	10,497,518
13,226,000	Nature’s Bounty Co. (The), New 2017 Term Loan, 8/11/2024(b)	13,135,137
8,656,969	Ozark Holdings LLC, Term Loan B, 1-month LIBOR + 3.750%, 4.989%, 7/01/2023(a)	8,721,896
14,069,416	Polyconcept Investments BV, USD 2016 Term Loan B, 1-month LIBOR + 4.750%, 5.989%, 8/16/2023(a)	14,104,590
5,996,000	Radio Systems Corp., Term Loan B, 1-month LIBOR + 3.500%, 4.739%, 5/02/2024(a)	6,040,970
7,160,020	Serta Simmons Bedding LLC, 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.802%, 11/08/2023(e)	6,948,799
1,625,000	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 11/08/2024(b)	1,567,118
7,110,507	Serta Simmons Bedding LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.312%, 11/08/2024(a)	6,857,230
9,066,918	SRAM LLC, 2017 Term Loan, 2-month LIBOR + 3.500%, 4.757%, 3/15/2024(a)	9,112,252
7,488,324	Strategic Partners, Inc., 2016 Term Loan, 1-month LIBOR + 4.500%, 5.739%, 6/30/2023(a)	7,544,487
12,779,699	Wellness Merger Sub, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.750%, 6.046%, 6/30/2024(a)	12,811,648

		151,708,718

	Diversified Manufacturing – 1.9%
11,961,363	Cortes NP Acquisition Corp., 2017 Term Loan B, 1-month LIBOR + 4.000%, 5.239%, 11/30/2023(a)	12,031,098
17,342,841	CPI Acquisition, Inc., Term Loan B, 3-month LIBOR + 4.500%, 5.962%, 8/17/2022(a)	11,272,847
174,557	Engineered Machinery Holdings, Inc., 1st Lien Delayed Draw Term Loan, 1.625%, 7/19/2024(d)	174,339
649,311	Engineered Machinery Holdings, Inc., 1st Lien Delayed Draw Term Loan, 7/19/2024(b)	648,499
581,857	Engineered Machinery Holdings, Inc., 1st Lien Delayed Draw Term Loan, 1-month LIBOR + 3.25%, 4.485%, 7/19/2024(a)	581,130
4,994,689	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 7/19/2024(b)	4,988,446
5,818,585	Engineered Machinery Holdings, Inc., USD 1st Lien Term Loan, 2-month LIBOR + 3.250%, 4.556%, 7/19/2024(a)	5,811,312
8,083,431	NN, Inc., 2016 Term Loan B, 1-month LIBOR + 4.250%, 5.489%, 10/19/2022(a)	8,123,848
5,038,708	Robertshaw U.S. Holding Corp., 1st Lien Term Loan, 8/10/2024(b)	5,067,076
5,282,631	Robertshaw U.S. Holding Corp., 1st Lien Term Loan, 1-month LIBOR + 4.500%, 5.750%, 8/10/2024(a)	5,312,372

		54,010,967

Principal Amount	Description	Value (†)
Senior Loans – continued

	Electric – 1.5%
$ 8,388,557	APLP Holdings LP, 2016 Term Loan B, 1-month LIBOR + 4.250%, 5.489%, 4/13/2023(a)	$8,472,443
14,077,493	Mirion Technologies, Inc., Term Loan B, 3-month LIBOR + 4.750%, 6.046%, 3/31/2022(a)	14,042,299
9,854,369	PrimeLine Utility Services LLC, Term Loan, LIBOR + 5.500%, 6.811%, 11/12/2022(c)	9,817,415
11,073,775	TerraForm AP Acquisition Holdings LLC, Term Loan B, 3-month LIBOR + 4.250%, 5.796%, 6/26/2022(a)	11,267,566

		43,599,723

	Environmental – 0.8%
4,286,979	EnergySolutions LLC, New Term Loan, 1-month LIBOR + 4.750%, 5.990%, 5/29/2020(a)	4,351,284
3,785,539	EWT Holdings III Corp., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.046%, 1/15/2021(a)	3,823,395
6,387,159	SiteOne Landscape Supply, Inc., 2017 Term Loan B, 1-month LIBOR + 3.500%, 4.740%, 4/29/2022(a)	6,419,095
2,598,000	United Site Services, Inc., 1st Lien Term Loan B, 8/10/2024(b)	2,617,485
4,769,000	Zep, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.229%, 8/12/2024(a)	4,772,958

		21,984,217

	Finance Companies – 0.1%
3,421,057	iStar, Inc., 2016 Term Loan B, 1-month LIBOR + 3.750%, 4.981%, 7/01/2020(a)	3,442,438

	Financial Other – 2.8%
10,415,648	Ascensus, Inc., 2017 Term Loan, 3-month LIBOR + 4.000%, 5.296%, 12/03/2022(a)	10,467,726
11,151,104	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 6.567%, 3/04/2022(a)	11,011,716
7,965,803	Eze Castle Software, Inc., New 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 7.796%, 4/05/2021(a)	7,955,846
5,836,000	Grosvenor Capital Management Holdings LLP, 2016 Term Loan B, 1-month LIBOR + 3.000%, 4.239%, 8/18/2023(a)	5,850,590
9,355,131	Institutional Shareholder Services, Inc., Term Loan, 1-Week LIBOR + 4.500%, 5.606%, 4/30/2021(a)	9,355,131
10,665,000	LifeMiles Ltd., Term Loan B, 3-month LIBOR + 5.500%, 6.817%, 8/18/2022(a)	10,744,988
5,691,000	NAB Holdings LLC, 2017 Term Loan, 3-month LIBOR + 3.500%, 4.799%, 7/01/2024(a)	5,712,341
4,145,797	Resolute Investment Managers, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.546%, 4/30/2022(a)	4,187,255
959,846	Victory Capital Management, Inc., 2017 Term Loan B, 10/31/2021(b)	972,448
12,759,155	Victory Capital Management, Inc., 2017 Term Loan B, 2-month LIBOR + 5.250%, 6.508%, 10/31/2021(a)	12,926,682

		79,184,723

Principal Amount	Description	Value (†)
Senior Loans – continued

	Food & Beverage – 3.0%
$ 9,150,020	AI Aqua Merger Sub, Inc., 2017 1st Lien Term Loan B, 12/13/2023(b)	$9,184,332

2,268,000	AI Aqua Merger Sub, Inc., 2017 Incremental Term Loan, 12/13/2023(b)	2,272,264
4,130,648	Arctic Glacier U.S.A., Inc., 2017 Term Loan B, 1-month LIBOR + 4.250%, 5.489%, 3/20/2024(a)	4,146,137
11,846,363	ASP MSG Acquisition Co., Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.296%, 8/16/2023(a)	11,935,211
9,939,000	Atkins Nutritionals Holdings II, Inc., 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.312%, 7/07/2024(a)	10,001,119
9,771,884	CPM Holdings, Inc., Term Loan B, 1-month LIBOR + 4.250%, 5.477%, 4/11/2022(a)	9,869,603
15,083,000	Give & Go Prepared Foods Corp., 2017 1st Lien Add-On Term Loan, 3-month LIBOR + 4.250%, 5.564%, 7/29/2023(a)	15,130,210
3,303,133	Packers Holdings LLC, Term Loan B, 3-month LIBOR + 3.500%, 4.727%, 12/02/2021(a)	3,327,906
8,794,015	Proampac PG Borrower LLC, 2016 1st Lien Term Loan, LIBOR + 4.000%, 5.275%, 11/18/2023(c)	8,887,495
11,372,850	TKC Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 4.250%, 5.489%, 2/01/2023(a)	11,404,808

		86,159,085

	Gaming – 0.5%
4,133,000	Gateway Casinos & Entertainment Ltd., Term Loan B1, 3-month LIBOR + 3.750%, 5.046%, 2/22/2023(a)	4,143,332
10,271,000	Golden Entertainment, Inc., 2017 1st Lien Term Loan, 8/15/2024(b)	10,223,959

		14,367,291

	Health Insurance – 1.3%
16,628,096	Highland Acquisitions Holdings LLC, Term Loan B, 1-month LIBOR + 5.500%, 6.739%, 11/30/2022(a)	16,697,435
5,375,984	Sedgwick Claims Management Services, Inc., 2nd Lien Term Loan, 1-month LIBOR + 5.750%, 6.989%, 2/28/2022(a)	5,389,424
14,031,478	Sedgwick Claims Management Services, Inc., Incremental 2nd Lien Term Loan, 3-month LIBOR + 5.750%, 7.067%, 2/28/2022(a)	14,049,018

		36,135,877

	Healthcare – 7.3%
4,490,625	Ascend Learning LLC, 2017 Term Loan B, 3-month LIBOR + 3.250%, 4.533%, 7/12/2024(a)	4,505,579
11,781,928	ATI Holdings Acquisition, Inc., 2016 Term Loan, 3-month LIBOR + 3.500%, 4.801%, 5/10/2023(a)	11,811,383
10,989,458	BCPE Eagle Buyer LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 4.250%, 5.489%, 3/18/2024(a)	10,989,458
13,506,941	CareCore National LLC, Term Loan B, 1-month LIBOR + 4.000%, 5.239%, 3/05/2021(a)	13,675,777
11,590,000	Carestream Dental Equiment, Inc., 2017 1st Lien Term Loan B, 8/07/2024(b)	11,517,562
4,503,173	CT Technologies Intermediate Holdings, Inc., New 1st Lien Term Loan, 1-month LIBOR + 4.250%, 5.489%, 12/01/2021(a)	4,506,010
3,770,000	DuPage Medical Group Ltd., 1st Lien Term Loan, 3-month LIBOR + 3.000%, 4.315%, 8/15/2025(a)	3,760,575
2,350,000	DuPage Medical Group Ltd., 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 8.315%, 8/15/2025(a)	2,338,250

Principal Amount	Description	Value (†)
Senior Loans – continued

	Healthcare – continued
$ 11,344,439	Explorer Holdings, Inc., 2016 Term Loan B, 3-month LIBOR + 3.750%, 5.061%, 5/02/2023(a)	$11,386,981
14,931,770	FHC Health Systems, Inc., 2014 Term Loan, 1-month LIBOR + 4.000%, 5.239%, 12/23/2021(a)	14,483,817
6,071,589	Genoa a QoL Healthcare Co. LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.514%, 10/28/2023(a)	6,086,768
2,230,000	GHX Ultimate Parent Corp., 2017 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.546%, 6/28/2024(a)	2,226,276
1,132,766	Greatbatch Ltd., 2017 Term Loan B, 10/27/2022(b)	1,137,252
11,829,276	Greatbatch Ltd., 2017 Term Loan B, 1-month LIBOR + 3.500%, 4.730%, 10/27/2022(a)	11,876,120
17,740,465	HC Group Holdings III, Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.317%, 4/07/2022(a)	17,829,167
2,794,722	Houghton Mifflin Harcourt Publishing Co., 2015 Term Loan B, 1-month LIBOR + 3.000%, 4.239%, 5/31/2021(a)	2,689,920
8,521,469	NMSC Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.000%, 6.296%, 4/19/2023(a)	8,627,987
11,768,347	NVA Holdings, Inc., 2nd Lien Term Loan, 3-month LIBOR + 7.000%, 8.296%, 8/14/2022(a)	11,846,842
13,263,607	Onex TSG Holdings II Corp., 1st Lien Term Loan, 1-month LIBOR + 4.000%, 5.239%, 7/31/2022(a)	13,247,028
11,602,000	Patterson Medical Holdings, Inc., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 5.989%, 8/28/2022(a)	11,224,935
14,534,140	Surgery Center Holdings, Inc., 2017 Term Loan B, 6/06/2024(b)	14,382,694
9,885,225	Tecomet, Inc., 2017 Term Loan B, 3-month LIBOR + 3.750%, 5.061%, 5/01/2024(a)	9,934,651
24,775	Tecomet, Inc., 2017 Term Loan B, PRIME + 2.750%, 7.000%, 5/01/2024(a)	24,899
3,437,000	U.S. Anesthesia Partners, Inc., 2017 Term Loan, 3-month LIBOR + 3.250%, 4.486%, 6/23/2024(a)	3,415,519
7,838,434	U.S. Renal Care, Inc., 2015 Term Loan B, 3-month LIBOR + 4.250%, 5.546%, 12/31/2022(a)	7,652,271

		211,177,721

	Home Construction – 1.1%
8,852,909	Hayward Industries, Inc., Term Loan B, 1-month LIBOR + 3.500%, 4.739%, 7/18/2024(a)	8,891,685
13,448,203	LBM Borrower LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 4.500%, 5.762%, 8/20/2022(a)	13,517,865
8,857,546	Zodiac Pool Solutions LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.296%, 12/20/2023(a)	8,940,629

		31,350,179

	Independent Energy – 1.2%
6,160,000	California Resources Corp., Second Out Term Loan, 1-month LIBOR + 10.375%, 11.603%, 12/31/2021(a)	6,519,313
8,595,269	Chesapeake Energy Corp., Term Loan, 3-month LIBOR + 7.500%, 8.814%, 8/23/2021(a)	9,125,339
17,968,712	Gavilan Resources LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.231%, 3/01/2024(a)	16,913,050
2,568,746	P2 Upstream Acquisition Co., 1st Lien Term Loan, 3-month LIBOR + 4.000%, 5.320%, 10/30/2020(a)	2,508,817

		35,066,519

Principal Amount	Description	Value (†)
Senior Loans – continued

	Industrial Other – 6.7%
$ 14,355,355	Allied Universal Holdco LLC, 2015 Term Loan, 3-month LIBOR + 3.750%, 5.046%, 7/28/2022(a)	$14,341,000
6,341,617	Brickman Group Ltd. LLC, 2nd Lien Term Loan, 1-month LIBOR + 6.500%, 7.728%, 12/17/2021(a)	6,360,896
6,690,000	CIBT Holdings, Inc., 2017 Term Loan, 1-month LIBOR + 4.000%, 5.239%, 6/03/2024(a)	6,706,725
4,579,333	Crosby U.S. Acquisition Corp., 2nd Lien Term Loan, 3-month LIBOR + 6.000%, 7.315%, 11/22/2021(a)	3,741,315
7,396,000	Diamond (BC) BV, USD Term Loan, 7/12/2024(b)	7,345,190
4,999,698	Duke Finance LLC, 2017 Incremental Term Loan, 3-month LIBOR + 4.250%, 5.514%, 2/21/2024(a)	5,012,197
17,629,590	Eastman Kodak Co., Exit Term Loan, 2-month LIBOR + 6.250%, 7.507%, 9/03/2019(a)	17,387,183
4,619,048	Harland Clarke Holdings Corp., Term Loan B5, 3-month LIBOR + 6.000%, 7.296%, 12/31/2021(a)	4,638,679
11,714,063	Harland Clarke Holdings Corp., Term Loan B6, 3-month LIBOR + 5.500%, 6.796%, 2/09/2022(a)	11,748,268
9,637,518	Laureate Education, Inc., 2017 Term Loan B, 1-month LIBOR + 4.500%, 5.739%, 4/26/2024(a)	9,673,659
11,140,600	LTI Holdings, Inc., 2017 1st Lien Term Loan, 1-month LIBOR + 4.750%, 5.989%, 5/08/2024(a)	11,070,971
16,837,535	Merrill Communications LLC, 2015 Term Loan, 3-month LIBOR + 5.250%, 6.561%, 6/01/2022(a)	16,921,723
8,101,072	NES Global Talent Ltd., 1st Lien Term Loan, 3-month LIBOR + 5.500%, 6.811%, 10/03/2019(a)	7,290,965
6,657,000	Oasis Outsourcing Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 4.989%, 6/28/2023(a)	6,702,800
7,276,888	Oxbow Carbon LLC, 2017 Term Loan B, 1-month LIBOR + 3.500%, 4.739%, 1/19/2020(a)	7,326,953
11,342,770	Power Products LLC, 2017 Term Loan B, 3-month LIBOR + 4.000%, 5.307%, 12/20/2022(a)	11,399,483
6,120,206	Prime Security Services Borrower LLC, 2016 1st Lien Term Loan, 1-month LIBOR + 2.750%, 3.989%, 5/02/2022(a)	6,147,931
13,908,143	Sterigenics-Nordion Holdings LLC, 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.239%, 5/15/2022(a)	13,890,757
9,442,295	Trojan Battery Co. LLC, 2013 Term Loan, 3-month LIBOR + 4.750%, 5.997%, 6/11/2021(e)	9,430,492
3,987,000	Unifrax Corp., 2017 USD Term Loan B, 3-month LIBOR + 3.750%, 5.046%, 4/04/2024(a)	4,000,277
12,333,489	WireCo WorldGroup, Inc., 1st Lien Term Loan, 3-month LIBOR + 5.500%, 6.817%, 9/30/2023(a)	12,464,594

		193,602,058

	Internet & Data – 3.7%
2,178,000	Aerial Merger Sub, Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.312%, 8/08/2025(a)	2,199,780
8,414,000	Aerial Merger Sub, Inc., Term Loan B2, 2/28/2024(b)	8,477,105

Principal Amount	Description	Value (†)
Senior Loans – continued

	Internet & Data – continued
$ 11,529,000	CareerBuilder LLC, Term Loan, 3-month LIBOR + 6.750%, 8.007%, 7/26/2023(a)	$11,211,953
20,072,561	EIG Investors Corp., 2017 Term Loan, LIBOR + 4.000%, 5.317%, 2/09/2023(c)	20,269,071
15,079,000	GTCR Valor Cos., Inc., USD 2017 Term Loan B1, 3-month LIBOR + 4.250%, 5.503%, 6/16/2023(a)	15,186,664
7,696,059	MH Sub I LLC, 1st Lien Term Loan, 1-month LIBOR + 3.750%, 4.989%, 7/08/2021(a)	7,672,971
14,705,000	MH Sub I LLC, 2017 1st Lien Term Loan, 8/15/2024(b)	14,619,270
8,830,000	MH Sub I LLC, 2017 2nd Lien Term Loan, 8/15/2025(b)	8,807,925
10,821,086	MH Sub I LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.500%, 8.739%, 7/08/2022(a)	10,831,258
6,905,169	Polycom, Inc., 1st Lien Term Loan, 1-month LIBOR + 5.250%, 6.484%, 9/27/2023(e)	6,989,757

		106,265,754

	Leisure – 1.7%
4,497,513	Cast and Crew Payroll LLC, 2017 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.800%, 8/12/2022(a)	4,506,868
8,798,330	CDS U.S. Intermediate Holdings, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.046%, 7/08/2022(a)	8,765,336
3,931,000	CDS U.S. Intermediate Holdings, Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.250%, 9.546%, 7/10/2023(a)	3,926,086
16,481,000	Kingpin Intermediate Holdings LLC, 2017 1st Lien Term Loan B, 1-month LIBOR + 4.250%, 5.480%, 6/28/2024(a)	16,597,685
9,580,057	Leslie’s Poolmart, Inc., 2016 Term Loan, LIBOR + 3.750%, 5.061%, 8/16/2023(c)	9,576,034
4,423,327	Marine Acquisition Corp., New Term Loan B, 1-month LIBOR + 3.750%, 4.989%, 1/30/2021(a)	4,434,385

		47,806,394

	Media Entertainment – 4.5%
9,539,725	ALM Media Holdings, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.500%, 5.796%, 7/31/2020(a)(f)(g)	8,681,150
7,696,553	Alpha Media LLC, 2016 Term Loan, LIBOR + 6.000%, 7.275%, 2/25/2022(c)	7,273,242
12,889,757	Camelot UK Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.500%, 4.739%, 10/03/2023(a)	12,940,414
7,041,363	CBS Radio, Inc., Term Loan B, 1-month LIBOR + 3.500%, 4.736%, 10/17/2023(a)	7,079,527
13,473,948	Cengage Learning Acquisitions, Inc., 2016 Term Loan B, 1-month LIBOR + 4.250%, 5.481%, 6/07/2023(a)	12,502,746
1,055,725	Dex Media, Inc., Term Loan, 1-month LIBOR + 10.000%, 11.239%, 7/29/2021(a)	1,084,757
1,223,429	Donnelley Financial Solutions, Inc., Term Loan B, 1 Week LIBOR + 4.000%, 5.197%, 9/30/2023(a)	1,226,487
2,574,045	Entercom Radio LLC, 2016 Term Loan, LIBOR + 3.500%, 4.715%, 11/01/2023(c)	2,575,975
14,128	Entercom Radio LLC, 2016 Term Loan, PRIME + 2.500%, 6.750%, 11/01/2023(a)	14,139
1,990,542	Extreme Reach, Inc., 1st Lien Term Loan, 3-month LIBOR + 6.250%, 7.550%, 2/07/2020(a)	1,985,566

Principal Amount	Description	Value (†)
Senior Loans – continued

	Media Entertainment – continued
$ 14,278,000	Extreme Reach, Inc., 2nd Lien Term Loan, 3-month LIBOR + 10.000%, 11.267%, 1/24/2021(a)(f)(g)	$13,706,880
12,566,887	LSC Communications, Inc., Term Loan B, 1-month LIBOR + 6.000%, 7.239%, 9/30/2022(a)	12,614,013
15,856,312	McGraw-Hill Global Education Holdings LLC, 2016 Term Loan B, 1-month LIBOR + 4.000%, 5.239%, 5/04/2022(a)	15,554,090
7,556,000	Project Sunshine IV PTY Ltd., 2017 Term Loan B, 8/11/2022(b)	7,556,000
4,548,953	ProQuest LLC, New Term Loan B, 1-month LIBOR + 3.750%, 4.989%, 10/24/2021(a)	4,590,667
13,419,849	Redbox Automated Retail LLC, Term Loan B, LIBOR + 7.500%, 8.787%, 9/27/2021(c)	13,486,948
6,067,793	Sesac Holdco II LLC, 2017 1st Lien Term Loan, 1-month LIBOR + 3.250%, 4.489%, 2/23/2024(a)	6,052,623

		128,925,224

	Metals & Mining – 0.5%
5,734,948	Global Brass & Copper, Inc., 2016 Term Loan B, 1-month LIBOR + 3.250%, 4.500%, 7/18/2023(a)	5,770,792
9,738,065	Harsco Corp., Term Loan B, 1-month LIBOR + 5.000%, 6.250%, 11/02/2023(a)	9,847,618

		15,618,410

	Midstream – 1.2%
17,116,000	BCP Raptor LLC, Term Loan B, 2-month LIBOR + 4.250%, 5.507%, 6/24/2024(a)	17,215,786
10,135,875	Gulf Finance LLC, Term Loan B, 3-month LIBOR + 5.250%, 6.550%, 8/25/2023(a)	9,156,040
7,530,759	Limetree Bay Terminals LLC, 2017 Term Loan B, 1-month LIBOR + 4.000%, 5.228%, 2/15/2024(a)	7,634,307
10,568	Veresen Midstream LP, 2017 Term Loan B, 1-month LIBOR + 3.500%, 4.739%, 3/31/2022(a)	10,614

		34,016,747

	Oil Field Services – 0.5%
10,266,813	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 3.796%, 3/19/2021(a)	8,311,806
316,667	Pinnacle Holdco S.a.r.l., 2nd Lien Term Loan, 3-month LIBOR + 9.250%, 10.546%, 7/24/2020(a)	190,000
7,280,330	Pinnacle Holdco S.a.r.l., Term Loan, 3-month LIBOR + 3.500%, 4.800%, 7/30/2019(a)	5,314,641

		13,816,447

	Other Utility – 0.7%
4,758,639	PowerTeam Services LLC, 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.546%, 5/06/2020(a)	4,711,053
14,752,405	PowerTeam Services LLC, 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.546%, 11/06/2020(a)	14,623,321

		19,334,374

	Packaging – 1.5%
8,094,665	Fort Dearborn Co., 2016 1st Lien Term Loan, LIBOR + 4.000%, 5.298%, 10/19/2023(c)	8,145,257

Principal Amount	Description	Value (†)
Senior Loans – continued

	Packaging – continued
$ 11,669,000	Klockner-Pentaplast of America, Inc., USD 2017 Term Loan B2, 3-month LIBOR + 4.250%, 5.546%, 6/30/2022(a)	$11,664,099
4,425,569	PKC Holding Corp., 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.812%, 5/08/2024(a)	4,414,505
7,263,852	PLZ Aeroscience Corp., USD Term Loan, 3-month LIBOR + 3.500%, 4.781%, 7/31/2022(e)	7,272,932
1,013,182	TricorBraun Holdings, Inc., 1st Lien Delayed Draw Term Loan, 3.750%, 11/30/2023(d)	1,018,754
10,081,159	TricorBraun Holdings, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.046%, 11/30/2023(a)	10,136,606

		42,652,153

	Pharmaceuticals – 1.6%
3,450,000	Akorn, Inc., Term Loan B, 1-month LIBOR + 4.250%, 5.500%, 4/16/2021(a)	3,488,813
1,233,000	Albany Molecular Research, Inc., 2017 1st Lien Term Loan, 8/30/2024(b)	1,233,000
13,954,025	Endo Luxembourg Finance Co. I S.a r.l., 2017 Term Loan B, 1-month LIBOR + 4.250%, 5.500%, 4/29/2024(a)	14,045,563
3,898,000	Parexel International Corp., Term Loan B, 8/07/2024(b)	3,905,796
22,582,056	Valeant Pharmaceuticals International, Inc., Term Loan B F1, 1-month LIBOR + 4.750%, 5.990%, 4/01/2022(a)	22,958,499

		45,631,671

	Property & Casualty Insurance – 4.0%
5,958,116	Alliant Holdings I, Inc., 2015 Term Loan B, 3-month LIBOR + 3.250%, 4.564%, 8/12/2022(a)	5,953,409
4,506,884	AmWINS Group, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 7.989%, 1/25/2025(a)	4,597,022
20,668,698	Applied Systems, Inc., New 2nd Lien Term Loan, 3-month LIBOR + 6.500%, 7.796%, 1/24/2022(a)	20,927,057
13,737,938	AssuredPartners, Inc., 2017 Term Loan, 1-month LIBOR + 3.500%, 4.739%, 10/21/2022(a)	13,775,717
16,904,257	Confie Seguros Holding II Co., 2016 Term Loan B, 1-month LIBOR + 5.500%, 6.739%, 4/19/2022(a)	16,684,501
11,891,799	Cunningham Lindsey U.S., Inc., 1st Lien Term Loan, 3-month LIBOR + 3.750%, 5.046%, 12/10/2019(a)	11,198,151
5,255,227	Cunningham Lindsey U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.296%, 6/10/2020(a)	3,153,136
469,000	Cypress Intermediate Holdings III, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 6.750%, 7.989%, 4/27/2025(a)	481,752
12,788,782	Hyperion Insurance Group Ltd., 2017 Term Loan B, 1-month LIBOR + 4.000%, 5.250%, 4/29/2022(a)	12,942,247
9,375,000	Mitchell International, Inc., New 2nd Lien Term Loan, 3-month LIBOR + 7.500%, 8.811%, 10/11/2021(a)	9,436,500
7,992,282	VF Holding Corp., Reprice Term Loan, 3-month LIBOR + 3.250%, 4.546%, 6/30/2023(a)	8,016,259
7,737,599	York Risk Services Holding Corp., Term Loan B, 1-month LIBOR + 3.750%, 4.989%, 10/01/2021(a)	7,614,261

		114,780,012

Principal Amount	Description	Value (†)
Senior Loans – continued

	Restaurants – 1.1%
$ 7,774,268	Big Jack Holdings LP, 2017 Term Loan B, 1-month LIBOR + 4.250%, 5.490%, 4/05/2024(a)	$7,793,704
7,679,000	Portillo’s Holdings LLC, 2nd Lien Term Loan, 3-month LIBOR + 8.000%, 9.296%, 8/01/2022(a)	7,717,395
15,801,117	Red Lobster Management LLC, Term Loan B, 1-month LIBOR + 5.250%, 6.486%, 7/28/2021(a)	15,919,625

		31,430,724

	Retailers – 5.9%
16,561,940	Academy Ltd., 2015 Term Loan B, 3-month LIBOR + 4.000%, 5.242%, 7/01/2022(e)	11,030,252
10,991,869	Array Canada, Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.296%, 2/10/2023(a)	10,991,869
15,642,144	Ascena Retail Group, Inc., 2015 Term Loan B, 1-month LIBOR + 4.500%, 5.750%, 8/21/2022(a)	11,950,598
7,954,648	At Home Holding III, Inc., Term Loan, 3-month LIBOR + 3.500%, 4.811%, 6/03/2022(a)	7,885,045
3,979,186	Bass Pro Group LLC, 2015 Term Loan, 1-month LIBOR + 3.250%, 4.479%, 6/05/2020(a)	3,955,987
15,622,129	Bass Pro Group LLC, Term Loan B, 3-month LIBOR + 5.000%, 6.296%, 12/16/2023(a)	14,772,754
17,362,428	BDF Acquisition Corp., 1st Lien Term Loan, 1-month LIBOR + 4.750%, 5.989%, 2/12/2021(a)	17,015,180
5,699,850	David’s Bridal, Inc., New Term Loan B, 3-month LIBOR + 4.000%, 5.300%, 10/11/2019(a)	4,449,474
1,182,156	Eyemart Express LLC, 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.250%, 8/04/2022(a)	1,179,201
6,250,000	Hudson’s Bay Co., 2015 Term Loan B, 3-month LIBOR + 3.250%, 4.546%, 9/30/2022(a)	6,000,000
18,622,502	Jill Acquisition LLC, 2015 Term Loan, 3-month LIBOR + 5.000%, 6.320%, 5/08/2022(a)	18,203,495
12,062,897	Men’s Wearhouse, Inc. (The), Term Loan B, LIBOR + 3.500%, 4.770%, 6/18/2021(c)	11,479,898
10,296,089	Neiman Marcus Group Ltd. LLC, 2020 Term Loan, 1-month LIBOR + 3.250%, 4.481%, 10/25/2020(a)	7,565,257
11,767,143	PetSmart, Inc., Term Loan B2, 1-month LIBOR + 3.000%, 4.240%, 3/11/2022(a)	10,333,081
20,005,000	Staples, Inc., 2017 Term Loan B, 8/06/2024(b)	19,900,374
7,472,966	Talbots, Inc. (The), 1st Lien Term Loan, 1-month LIBOR + 4.500%, 5.739%, 3/19/2020(a)	7,002,169
8,040,607	Talbots, Inc. (The), 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 9.739%, 3/19/2021(a)(f)(g)	6,981,900

		170,696,534

	Technology – 7.4%
15,673,000	Almonde, Inc., USD 1st Lien Term Loan, 3-month LIBOR + 3.500%, 4.817%, 6/13/2024(a)	15,739,610
11,080,000	Almonde, Inc., USD 2nd Lien Term Loan, 3-month LIBOR + 7.250%, 8.567%, 6/13/2025(a)	11,265,258
3,750,000	Aptean, Inc., 2016 2nd Lien Term Loan, 3-month LIBOR + 9.500%, 10.800%, 12/14/2023(a)	3,742,988
15,661,748	Aptean, Inc., 2017 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.550%, 12/20/2022(a)	15,769,500

Principal Amount	Description	Value (†)
Senior Loans – continued

	Technology – continued
$ 10,584,086	Aricent Technologies, 1st Lien Term Loan, 1-month LIBOR + 4.500%, 5.729%, 4/14/2021(a)	$10,580,805
10,691,702	Greeneden U.S. Holdings II LLC, USD 2017 Term Loan B2, 3-month LIBOR + 3.750%, 5.007%, 12/01/2023(a)	10,747,085
14,143,669	Hyland Software, Inc., 2017 2nd Lien Term Loan, 1-month LIBOR + 7.000%, 8.239%, 7/07/2025(a)	14,373,504
11,279,713	Informatica Corp., USD Term Loan, 3-month LIBOR + 3.500%, 4.796%, 8/05/2022(a)	11,286,819
1,750,000	IQOR U.S., Inc., 2nd Lien Term Loan, 4/01/2022(b)	1,688,750
9,939,347	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 10.049%, 4/01/2022(a)	9,591,470
13,104,104	IQOR U.S., Inc., Term Loan B, 3-month LIBOR + 5.000%, 6.299%, 4/01/2021(a)	12,966,511
2,699,857	Oberthur Technologies S.A., 2016 USD Term Loan B1, 3-month LIBOR + 3.750%, 5.046%, 1/10/2024(a)	2,654,850
7,890,326	Openlink International Intermediate, Inc., 2017 Term Loan, LIBOR + 6.500%, 7.811%, 7/29/2019(c)	7,875,571
2,214,391	Optiv Security, Inc., 1st Lien Term Loan, 3-month LIBOR + 3.250%, 4.563%, 2/01/2024(a)	2,011,398
6,748,966	Presidio, Inc., 2017 Term Loan B, 3-month LIBOR + 3.250%, 4.549%, 2/02/2022(a)	6,771,440
12,539,000	Project Alpha Intermediate Holding, Inc., 2017 Term Loan B, 3-month LIBOR + 3.500%, 4.810%, 4/26/2024(a)	12,225,525
11,645,736	Riverbed Technology, Inc., 2016 Term Loan, 1-month LIBOR + 3.250%, 4.490%, 4/24/2022(a)	11,293,918
6,125,387	Rocket Software, Inc., 2016 1st Lien Term Loan, 3-month LIBOR + 4.250%, 5.546%, 10/14/2023(a)	6,182,047
5,657,835	Rocket Software, Inc., 2016 2nd Lien Term Loan, 3-month LIBOR + 9.500%, 10.796%, 10/14/2024(a)	5,657,835
11,017,672	Sirius Computer Solutions, Inc., 2016 Term Loan, 1-month LIBOR + 4.250%, 5.489%, 10/30/2022(a)	11,081,905
9,820,972	SurveyMonkey, Inc., 2017 Term Loan, 3-month LIBOR + 4.500%, 5.800%, 4/13/2024(a)	9,943,734
18,489,042	Veritas Bermuda Ltd., Repriced Term Loan B, 3-month LIBOR + 4.500%, 5.796%, 1/27/2023(a)	18,619,944

		212,070,467

	Transportation Services – 1.3%
12,778,973	AI Mistral Holdco Ltd., 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.239%, 3/09/2024(a)	12,651,183
8,917,000	American Traffic Solutions, Inc., 1st Lien Term Loan, 3-month LIBOR + 4.500%, 5.731%, 5/24/2024(a)	8,939,293
17,138,083	Uber Technologies, Term Loan B, 1-month LIBOR + 4.000%, 5.236%, 7/13/2023(a)	17,100,550

		38,691,026

	Utility Other – 0.3%
9,107,216	Meter Readings Holding LLC, 2016 Term Loan B, 3-month LIBOR + 5.750%, 7.067%, 8/29/2023(a)	9,266,593

Principal Amount	Description	Value (†)
Senior Loans – continued

	Wireless – 1.3%
$ 9,400,000	Asurion LLC, 2017 2nd Lien Term Loan, 8/04/2025(b)	$9,591,948
2,817,391	Asurion LLC, 2017 2nd Lien Term Loan, 1-month LIBOR + 6.000%, 7.239%, 8/04/2025(a)	2,874,922
6,713,000	Asurion LLC, 2017 Term Loan B5, 1-month LIBOR + 3.000%, 4.239%, 11/03/2023(a)	6,738,174
7,527,247	GTT Communications, Inc., 2017 Add on Term Loan B, 1-month LIBOR + 3.250%, 4.500%, 1/09/2024(a)	7,546,065
9,763,712	LSF9 Atlantis Holdings LLC, 2017 Term Loan, 1-month LIBOR + 6.000%, 7.232%, 5/01/2023(a)	9,784,021

		36,535,130

	Wirelines – 0.7%
6,629,616	Communications Sales & Leasing, Inc., 2017 Term Loan B, 1-month LIBOR + 3.000%, 4.239%, 10/24/2022(a)	6,403,082
13,615,000	Coral-U.S. Co. Borrower LLC, Term Loan B3, 1-month LIBOR + 3.500%, 4.739%, 1/31/2025(a)	13,532,766

		19,935,848

	Total Senior Loans (Identified Cost $2,616,170,917)	2,589,099,373

Bonds and Notes – 7.4%
	Cable Satellite – 0.5%
12,918,655	Wave Holdco LLC/Wave Holdco Corp., PIK, 8.250%, 7/15/2019, 144A(j)	12,983,248

	Chemicals – 0.2%
4,842,000	Consolidated Energy Finance S.A., 6.750%, 10/15/2019, 144A	4,932,788

	Environmental – 0.2%
4,860,000	GFL Environmental, Inc., 5.625%, 5/01/2022, 144A	5,030,100

	Finance Companies – 0.5%
14,035,000	iStar, Inc., 6.000%, 4/01/2022	14,420,962

	Healthcare – 0.8%
4,225,000	Select Medical Corp., 6.375%, 6/01/2021	4,355,806
18,905,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	19,850,250

		24,206,056

	Independent Energy – 1.3%
10,540,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	10,724,450
10,675,000	Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	9,409,692
4,500,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	4,376,250
13,270,000	SM Energy Co., 6.500%, 1/01/2023	12,706,025

		37,216,417

Principal Amount	Description	Value (†)
Bonds and Notes – continued

	Metals & Mining – 0.3%
$ 9,375,000	Petra Diamonds U.S. Treasury PLC, 7.250%, 5/01/2022, 144A	$9,726,563

	Non-Agency Commercial Mortgage-Backed Securities – 0.3%
9,820,000	Motel 6 Trust, Series 2017-M6MZ, Class M, 1-month Libor + 6.927%, 8.162%, 8/15/2019, 144A(a)	9,801,588

	Oil Field Services – 0.2%
5,625,000	Petroleum Geo-Services ASA, 7.375%, 12/15/2020, 144A	5,118,750

	Property & Casualty Insurance – 1.2%
14,090,000	Ardonagh Midco 3 PLC, 8.625%, 7/15/2023, 144A	14,185,671
19,282,000	HUB International Ltd., 7.875%, 10/01/2021, 144A	20,047,495

		34,233,166

	Technology – 0.4%
12,678,000	Blackboard, Inc., 9.750%, 10/15/2021, 144A	11,489,437
1,068,003	Edmentum, Inc., Junior PIK Note, 10.000%, 6/06/2020 (i)(k)(l)(m)	—

		11,489,437

	Transportation Services – 0.5%
14,085,000	Hertz Corp. (The), 7.625%, 6/01/2022, 144A	14,208,244

	Wirelines – 1.0%
16,445,000	Windstream Services LLC, 7.750%, 10/15/2020	14,646,246
17,640,000	Windstream Services LLC, 7.750%, 10/01/2021	13,979,700

		28,625,946

	Total Bonds and Notes (Identified Cost $216,552,543)	211,993,265

Shares
Preferred Stocks – 0.1%

	Technology – 0.1%
29,673	Belden, Inc., 6.750% (Identified Cost $2,780,280)	3,124,597

Common Stocks – 0.2%
	Diversified Consumer Services– 0.0%
8,680	Edmentum Ultimate Holdings LLC, Class A(i)(k)(l)(n)	—

	Energy Equipment & Services – 0.1%
61,854	Ameriforge Group, Inc.(f)(i)(k)(l)(o)	1,670,058

Shares	Description	Value (†)
Common Stocks – continued

	Industrial Conglomerates – 0.0%
20,609	TwentyEighty, Inc., Class A(f)(i)(k)(l)	$—

	Oil Field Services – 0.0%
4,762	Rex Energy Corp.(k)	10,905

	Oil, Gas & Consumable Fuels – 0.1%
456,710	Blue Ridge Mountain Resource, Inc.(i)(k)(l)	3,882,035

	Total Common Stocks (Identified Cost $12,875,123)	5,562,998

Principal Amount
Short-Term Investments – 5.1%
$ 20,715,406	Repurchase Agreement with State Street Bank and Trust Company, dated 8/31/2017 at 0.000% to be repurchased at $20,715,406 on 9/01/2017 collateralized by $20,690,400 U.S. Treasury Note, 2.125% due 8/15/2021 valued at $21,129,780 including accrued interest(p)	20,715,406
125,646,619	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2017 at 0.340% to be repurchased at $125,647,805 on 9/01/2017 collateralized by $315,000 U.S. Treasury Inflation, 0.625% due 1/15/2024 valued at $339,171; $31,330,000 U.S. Treasury Note, 2.000% due 8/15/2025 valued at $31,239,488 and $95,370,000 U.S. Treasury Note, 2.125% due 5/15/2025 valued at $96,583,393 including accrued interest(p)	125,646,619

	Total Short-Term Investments (Identified Cost $146,362,025)	146,362,025

	Total Investments – 102.9% (Identified Cost $2,994,740,888)	2,956,142,258
	Other assets less liabilities – (2.9)%	(83,260,494)

	Net Assets – 100.0%	$2,872,881,764

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of August 31, 2017, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$32,872,067	1.1%	$5,552,093	0.2%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of August 31, 2017 is disclosed.
(b)	Position is unsettled. Contract rate was not determined at August 31, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(c)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2017. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(d)	Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.
(e)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at August 31, 2017.
(f)	Illiquid security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At August 31, 2017, the value of these securities amounted to $32,872,067 or 1.1% of net assets.
(h)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended August 31, 2017 interest payments were made in debt securities.

(i)	Level 3 security. Value has been determined using significant unobservable inputs. See Fair Value Measurements.
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. For the period ended August 31, 2017, interest payments were made in cash.
(k)	Non-income producing security.
(l)	Fair valued by the Fund’s adviser. At August 31, 2017, the value of these securities amounted to $5,552,093 or 0.2% of net assets.
(m)	Security subject to restrictions on resale. This security was acquired on June 9, 2015 at a cost of $2,045,646. At August 31, 2017, the value of this security amounted to $0 or 0.0% of net assets.
(n)	Security subject to restrictions on resale. This security was acquired on June 9, 2015 at a cost of $0. At August 31, 2017, the value of this security amounted to $0 or 0.0% of net assets.
(o)	Security subject to restrictions on resale. This security was acquired on August 22, 2017 at a cost of $2,262,602. At August 31, 2017, the value of this security amounted to $1,670,058 or 0.1% of net assets.
(p)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2017, the value of Rule 144A holdings amounted to $127,658,026 or 4.4% of net assets.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-Kind

Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

PORTFOLIO OF INVESTMENTS – as of August 31, 2017 (Unaudited)

Vaughan Nelson Select Fund

Shares	Description	Value (†)
Common Stocks – 95.6% of Net Assets

	Aerospace & Defense – 4.4%
31,200	General Dynamics Corp.(a)	$6,282,120

	Auto Components – 5.2%
76,500	Delphi Automotive PLC(a)	7,374,600

	Biotechnology – 3.2%
224,625	Grifols S.A., ADR	4,638,506

	Capital Markets – 2.1%
22,375	Moody’s Corp.	2,998,921

	Chemicals – 4.6%
19,260	Sherwin-Williams Co. (The)	6,534,340

	Diversified Financial Services – 4.1%
32,700	Berkshire Hathaway, Inc., Class B(b)	5,923,932

	Diversified Telecommunication Services – 2.8%
108,525	AT&T, Inc.	4,065,347

	Electronic Equipment, Instruments & Components – 1.2%
9,775	IPG Photonics Corp.(b)	1,718,347

	Energy Equipment & Services – 3.3%
120,450	Halliburton Co.	4,693,937

	Health Care Equipment & Supplies – 2.0%
35,550	Medtronic PLC	2,866,041

	Health Care Providers & Services – 6.1%
43,950	UnitedHealth Group, Inc.(a)	8,741,655

	Household Durables – 3.8%
112,850	Newell Brands, Inc.	5,448,398

	Insurance – 2.0%
49,375	Arthur J. Gallagher & Co.	2,858,813

	Internet Software & Services – 5.2%
19,525	Alibaba Group Holding Ltd., Sponsored ADR(b)	3,353,224
4,385	Alphabet, Inc., Class C(b)	4,118,962

		7,472,186

	IT Services – 5.9%
55,350	Broadridge Financial Solutions, Inc.	4,324,495
30,375	MasterCard, Inc., Class A	4,048,988

		8,373,483

	Life Sciences Tools & Services – 3.1%
24,000	Thermo Fisher Scientific, Inc.	4,491,360

Shares	Description	Value (†)
Common Stocks – continued

	Machinery – 2.6%
25,125	Snap-on, Inc.	$3,707,696

	Media – 9.1%
62,625	Time Warner, Inc.	6,331,387
249,050	Twenty-First Century Fox, Inc., Class B	6,749,255

		13,080,642

	Oil, Gas & Consumable Fuels – 5.3%
105,375	Enterprise Products Partners LP	2,747,126
678,075	Kosmos Energy Ltd.(b)	4,773,648

		7,520,774

	Personal Products – 3.6%
47,875	Estee Lauder Cos., Inc. (The), Class A	5,122,146

	Semiconductors & Semiconductor Equipment – 4.0%
11,525	Broadcom Ltd.(a)	2,905,107
34,725	Texas Instruments, Inc.(a)	2,875,924

		5,781,031

	Software – 4.9%
93,050	Microsoft Corp.(a)	6,957,349

	Specialty Retail – 4.5%
42,975	Home Depot, Inc. (The)	6,440,663

	Technology Hardware, Storage & Peripherals – 2.6%
22,525	Apple, Inc.(a)	3,694,100

	Total Common Stocks (Identified Cost $116,986,156)	136,786,387

Closed-End Investment Companies – 3.3%
31,875	Altaba, Inc.(b)	2,042,550
162,775	Ares Capital Corp.	2,614,166

	Total Closed-End Investment Companies (Identified Cost $4,542,957)	4,656,716

Purchased Options – 0.8% (Identified Cost $1,432,135) (see detail below)		1,136,200

Principal Amount
Short-Term Investments – 1.1%
$ 1,638,807	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 8/31/2017 at 0.340% to be repurchased at $1,638,822 on 9/01/2017 collateralized by $1,675,000 U.S. Treasury Note, 2.000% due 2/15/2025 valued at $1,674,610 including accrued interest(c) (Identified Cost $1,638,807)	1,638,807
	Total Investments – 100.8% (Identified Cost $124,600,055)	144,218,110

	Other assets less liabilities – (0.8)%	(1,189,826)

	Net Assets – 100.0%	$143,028,284

Purchased Options – 0.8%

Description	Expiration Date	Exercise Price	Contracts(††)	Notional Amount	Cost	Value (†)
Index Options – 0.8%
S&P 500 Index, Put(b)(d)	06/15/2018	2,375	130	$32,131,450	$1,432,135	$1,136,200

Written Options – (0.8%)

Description	Expiration Date	Exercise Price	Contracts/ Shares(††)	Notional Amount	Premiums Received	Value (†)
Index Options – (0.4%)
S&P 500 Index, Put(d)	06/15/2018	2,175	(130)	$(32,131,450)	$(794,464)	$(614,250)
Options on Securities – (0.4%)
UnitedHealth Group, Inc., Call(d)	01/19/2018	190	(16,600)	(3,301,740)	(66,225)	(232,815)
Texas Instruments, Inc., Call(d)	01/19/2018	100	(17,800)	(1,474,196)	(10,138)	(3,649)
Microsoft Corp., Call(d)	01/19/2018	80	(30,400)	(2,273,008)	(17,923)	(41,040)
General Dynamics Corp., Call(d)	01/19/2018	220	(17,600)	(3,543,760)	(64,055)	(35,200)
Delphi Automotive PLC, Call(d)	01/19/2018	100	(27,000)	(2,602,800)	(40,217)	(110,700)
Broadcom Ltd., Call(d)	01/19/2018	300	(8,800)	(2,218,216)	(25,428)	(30,360)
Apple, Inc., Call(d)	01/19/2018	170	(12,900)	(2,115,600)	(33,405)	(88,688)

Total Written Options					(1,051,855)	(1,156,702)

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations.

Option contracts on domestic indices are valued at the average of the closing bid and ask quotations as of the close of trading on the Chicago Board Options Exchange (“CBOE”).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Options on securities are expressed as shares. Options on indices are expressed as contracts.
(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of August 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)	The Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid. When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option. Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At August 31, 2017, the net unrealized appreciation on investments based on a cost of $123,548,200 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$23,049,065
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(3,535,857)

Net unrealized appreciation	$19,513,208

At November 30, 2016, post-October capital loss deferrals were $ 1,746,724. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$136,786,387	$—	$—	$136,786,387
Closed-End Investment Companies*	4,656,716	—	—	4,656,716
Purchased Options*	1,136,200	—	—	1,136,200
Short-Term Investments	—	1,638,807	—	1,638,807

Total	$142,579,303	$1,638,807	$—	$144,218,110

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(1,156,702)	$—	$—	$(1,156,702)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended August 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include option contracts.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below average performance in individual securities or in the equity market as a whole. The Fund may use purchased put options and written call options for investment purposes and written put options to offset the cost of purchased options. The Fund may also use purchased call options, written call options and written put options for investment purposes. As of August 31, 2017, the Fund engaged in written call options and purchased put options for investment purposes and written put options to offset the cost of purchased puts.

The following is a summary of derivative instruments for the Fund, as of August 31, 2017:

Assets	Options purchased at value
Exchange-traded asset derivatives Equity contracts	$1,136,200

Liabilities	Options written at value
Exchange-traded liability derivatives Equity contracts	$(1,156,702)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of August 31, 2017, is $17,529,320.

Industry Summary at August 31, 2017 (Unaudited)

Media	9.1%
Health Care Providers & Services	6.1
IT Services	5.9
Oil, Gas & Consumable Fuels	5.3
Internet Software & Services	5.2
Auto Components	5.2
Software	4.9
Chemicals	4.6
Specialty Retail	4.5
Aerospace & Defense	4.4
Diversified Financial Services	4.1
Semiconductors & Semiconductor Equipment	4.0
Household Durables	3.8
Personal Products	3.6
Energy Equipment & Services	3.3
Closed-End Investment Companies	3.3
Biotechnology	3.2
Life Sciences Tools & Services	3.1
Diversified Telecommunication Services	2.8
Machinery	2.6
Technology Hardware, Storage & Peripherals	2.6
Capital Markets	2.1
Health Care Equipment & Supplies	2.0
Insurance	2.0
Other Investments, less than 2% each	2.0
Short-Term Investments	1.1

Total Investments	100.8
Other assets less liabilities (including open written options)	(0.8)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of August 31, 2017 (Unaudited)

Loomis Sayles Senior Floating Rate and Fixed Income Fund

At August 31, 2017, the net unrealized depreciation on investments based on a cost of $2,995,696,041 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$18,651,339
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(58,205,122)

Net unrealized depreciation	$(39,553,783)

At November 30, 2016, the Fund had a short-term capital loss carryforward of $24,594,623 with no expiration date and a long term capital loss carryforward of $70,034,056 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•	Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Senior Loans
Consumer Cyclical Services	$—	$180,275,970	$3,502,137	(a)	$183,778,107
All Other Senior Loans*	—	2,405,321,266	—		2,405,321,266

Total Senior Loans	—	2,585,597,236	3,502,137		2,589,099,373

Bonds and Notes
Technology	—	—	—	(b)	—
All Other Bonds and Notes*	—	211,993,265	—		211,993,265

Total Bonds and Notes	—	211,993,265	—		211,993,265

Preferred Stocks*	3,124,597	—	—		3,124,597
Common Stocks
Diversified Consumer Services	—	—	—	(b)	—
Energy Equipment & Services	—	—	1,670,058	(c)	1,670,058
Industrial Conglomerates	—	—	—	(c)	—
Oil, Gas & Consumable Fuels	—	—	3,882,035	(c)	3,882,035
All Other Common Stocks*	10,905	—	—		10,905

Total Common Stocks	10,905	—	5,552,093		5,562,998

Short-Term Investments	—	146,362,025	—		146,362,025

Total	$3,135,502	$2,943,952,526	$9,054,230		$2,956,142,258

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Fair valued by the Fund’s adviser.
(c)	Fair valued by the Fund’s adviser using broker dealer bid prices for which inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of November 30, 2016 and/or August 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of November 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of August 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Held at August 31, 2017
Senior Loans
Consumer Cyclical Services	$—	$—	$—	$(4,937,572)	$8,439,709	$—	$—	$—	$3,502,137		$(4,937,572)
Media Entertainment	6,353,235	3,172	44,359	(47,530)	—	(6,353,236)	—	—	—		—
Bond and Notes
Technology	—	—	—	—	—	—	—	—	—	(a)	—
Common Stocks
Diversified Consumer Service	—	—	—	—	—	—	—	—	—	(a)	—
Energy Equipment & Services	—	—	—	(592,544)	2,262,602	—	—	—	1,670,058		(592,544)
Industrial Conglomerates	—	—	—	—	—	—	—	—	—	(a)	—
Media Entertainment	1,169,285	—	13,615	863,301	—	(2,046,201)	—	—	—		—
Oil, Gas & Consumable Fuels	—	—	—	(1,140,726)	5,023	—	5,017,738	—	3,882,035		(1,140,726)

Total	$7,522,520	$3,172	$57,974	$(5,855,071)	$10,707,334	$(8,399,437)	$5,017,738	$—	$9,054,230		$(6,670,842)

(a)	Fair valued at zero

A common stock valued at $5,017,738 was transferred from Level 1 to Level 3 during the period ended August 31, 2017. At November 30, 2016, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies but was misclassified as Level 1. At August 31, 2017, this security was fair valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at August 31, 2017 (Unaudited)

Healthcare	8.1%
Technology	7.9
Industrial Other	6.7
Consumer Cyclical Services	6.4
Retailers	5.9
Consumer Products	5.3
Automotive	5.2
Property & Casualty Insurance	5.2
Media Entertainment	4.5
Internet & Data	3.7
Food & Beverage	3.0
Chemicals	2.8
Financial Other	2.8
Building Materials	2.5
Independent Energy	2.5
Other Investments, less than 2% each	25.3
Short-Term Investments	5.1

Total Investments	102.9
Other assets less liabilities	(2.9)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	October 20, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	October 20, 2017